SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details) - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 0.01
Stock options outstanding		1,507,137	997,148
Weighted average remaining contractual life		7 years 7 months 6 days	7 years 7 months 6 days
Stock options exercisable		899,609	568,053
Exercise Price One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 3.73	$ 3.73
Stock options outstanding		211,000
Weighted average remaining contractual life		10 years
Stock options exercisable
Exercise Price Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 4.20	$ 4.20
Stock options outstanding		77,846	77,846
Weighted average remaining contractual life		2 years	3 years
Stock options exercisable		77,846	77,846
Exercise Price Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 4.80	$ 4.80
Stock options outstanding		32,500
Weighted average remaining contractual life		9 years 7 months 6 days
Stock options exercisable
Exercise Price Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 5.06	$ 5.06
Stock options outstanding		15,808	15,808
Weighted average remaining contractual life		6 years 9 months 18 days	7 years 9 months 18 days
Stock options exercisable		15,808	11,064
Exercise Price Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 5.71	$ 5.71
Stock options outstanding		99,823
Weighted average remaining contractual life		9 years 8 months 12 days
Stock options exercisable
Exercise Price Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 5.95	$ 5.95
Stock options outstanding		17,503	17,503
Weighted average remaining contractual life		6 years 7 months 6 days	7 years 7 months 6 days
Stock options exercisable		17,503	13,564
Exercise Price Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 6.16	$ 6.16
Stock options outstanding		31,492	31,492
Weighted average remaining contractual life		7 years 6 months	8 years 6 months
Stock options exercisable		26,282	16,834
Exercise Price Eight [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 6.48	$ 6.48
Stock options outstanding		182,500
Weighted average remaining contractual life		9 years 1 month 6 days
Stock options exercisable		59,312
Exercise Price Nine [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 6.72	$ 6.72
Stock options outstanding		117,500	125,000
Weighted average remaining contractual life		8 years 4 months 24 days	9 years 4 months 24 days
Stock options exercisable		64,624	31,249
Exercise Price Ten [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 7.00	$ 7.00
Stock options outstanding		81,426	81,426
Weighted average remaining contractual life		8 years 9 months 18 days	9 years 9 months 18 days
Stock options exercisable		38,676
Exercise Price Eleven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 7.22	$ 7.22
Stock options outstanding		11,084	11,084
Weighted average remaining contractual life		7 years 10 months 24 days	8 years 10 months 24 days
Stock options exercisable		7,756	4,432
Exercise Price Twelve [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 7.26	$ 7.26
Stock options outstanding		20,000	25,000
Weighted average remaining contractual life		8 years 9 months 18 days	9 years 9 months 18 days
Stock options exercisable		8,000
Exercise Price Thirteen [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 8.16	$ 8.16
Stock options outstanding		4,902	4,902
Weighted average remaining contractual life		7 years 7 months 6 days	8 years 7 months 6 days
Stock options exercisable		3,799	2,328
Exercise Price Fourteen [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 8.48	$ 8.48
Stock options outstanding		190,000	190,000
Weighted average remaining contractual life		8 years 1 month 6 days	9 years 1 month 6 days
Stock options exercisable		166,250
Exercise Price Fifteen [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 8.60	$ 8.60
Stock options outstanding		9,304	9,304
Weighted average remaining contractual life		6 years 1 month 6 days	7 years 1 month 6 days
Stock options exercisable		9,304	9,304
Exercise Price Sixteen [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 9.00	$ 9.00
Stock options outstanding		10,000	10,000
Weighted average remaining contractual life		5 years 7 months 6 days	6 years 7 months 6 days
Stock options exercisable		10,000	10,000
Exercise Price Seventeen [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 9.64	$ 9.64
Stock options outstanding		166,666	166,666
Weighted average remaining contractual life		7 years 2 months 12 days	8 years 2 months 12 days
Stock options exercisable		166,666	166,666
Exercise Price Eighteen [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 15.30	$ 15.30
Stock options outstanding		35,199	38,533
Weighted average remaining contractual life		5 years	6 years
Stock options exercisable		35,199	38,533
Exercise Price Nineteen [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 15.75	$ 15.75
Stock options outstanding		131,007	131,007
Weighted average remaining contractual life		4 years 8 months 12 days	5 years 8 months 12 days
Stock options exercisable		131,007	124,656
Exercise Price Twenty [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	[1]
Stock options outstanding		61,577	61,577
Weighted average remaining contractual life		3 years 3 months 18 days	4 years 3 months 18 days
Stock options exercisable		61,577	61,577

[1]	Less than $0.01.